Derivatives (Derivatives Associated With Capital Markets Trading Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,484,514	$ 1,666,711
Assets	119,313	67,729
Liabilities	3,275	4,400
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,484,514	1,666,711
Assets	3,275	4,400
Liabilities	119,314	67,729
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	2,270,093	1,609,665
Assets, Forwards and Futures	584	2,598
Liabilities, Forwards and Futures	5,458	4,130
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	2,587,568	1,856,839
Assets, Forwards and Futures	6,440	4,753
Liabilities, Forwards and Futures	$ 1,171	$ 5,380